Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

(13)  Income Taxes

(a)	Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2013	2012	2011
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$2,495	17,206	(3,723)
Deferred tax expense (benefit)	1,930	(13,885)	(6,903)

Total income tax expense (benefit) attributable to operations	4,425	3,321	(10,626)
Income tax effect on equity:
Attributable to unrealized gains for the year	(12,760)	5,152	5,779

Total income tax effect on equity	$(8,335)	8,473	(4,847)

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended December 31 as follows:

	2013	2012	2011
Income tax expense (benefit) computed at the statutory rate	$5,916	4,349	(9,061)
Dividends-received deductions and tax-exempt interest	(1,603)	(1,035)	(1,238)
Other	112	7	(327)

Income tax expense (benefit) as reported	$4,425	3,321	(10,626)

(c)	Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Balance Sheets, at December 31 are as follows:

	2013	2012
Deferred tax assets:
Future benefit reserves	$27,266	50,315
Expense accruals	162	256
Other-than-temporarily impaired assets	84	—
Investment income	23,577	332

Total deferred tax assets	51,089	50,903

Deferred tax liabilities:
Deferred acquisition costs	(31,506)	(26,792)
Due and deferred premium	(16)	(3)
Net unrealized gains on investments	(10,702)	(26,073)

Total deferred tax liabilities	(42,224)	(52,868)

Net deferred tax assets (liabilities)	$8,865	(1,965)

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid (received) by the Company were $17,449, $(6,606), and $1,289 in 2013, 2012, and 2011, respectively. At December 31, 2013, the Company had a tax payable from AZOA of $2,210 reported in other liabilities and at December 31, 2012 had a tax receivable of $(17,165) reported in other assets on the Balance Sheets.

The Company’s federal income tax return is consolidated with AZOA. The Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years prior to 2007. The IRS recently conducted an examination of the consolidated returns filed by AZOA for the 2008 and 2009 tax years. The examination report was approved by the Joint Committee on Taxation in the fourth quarter of 2013, thus the examination has now concluded. There were no adjustments as a result of this examination that materially affected the Company. AZOA has not received notice from the IRS of its intent to examine any subsequent tax periods.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. The Company had no unrecognized tax benefits as of December 31, 2013 and 2012. The Company does not expect any significant changes related to unrecognized tax benefits during the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2013, 2012, and 2011, the Company did not recognize any expense related to interest and penalties. The Company accrued $0 for the payment of interest and penalties at December 31, 2013 and 2012, respectively.